Average Annual Total Returns{- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund K PRO-07 - Fidelity Emerging Markets Fund	Fidelity Emerging Markets Fund-Class K Return Before Taxes Past 1 year	Fidelity Emerging Markets Fund-Class K Return Before Taxes Past 5 years	Fidelity Emerging Markets Fund-Class K Return Before Taxes Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	33.84%	8.65%	5.63%	18.47%	5.65%	3.73%